CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER’S EQUITY (DEFICIT) - USD ($)	Total	Preferred shares	Additional paid-in capital	Accumulated deficit	Class A Ordinary shares	Class B Ordinary shares
Balance (in Shares) at Dec. 31, 2023		0			0	6,666,667	[1],[2]
Balance at Dec. 31, 2023	$ (165,097)	$ 0	$ 25,000	$ (190,097)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(75,562)			(75,562)
Balance (in Shares) at Dec. 31, 2024		0			0	6,666,667	[1],[2]
Balance at Dec. 31, 2024	(240,659)	$ 0	25,000	(265,659)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Private Placement Units (in shares)					600,000
Issuance of Private Placement Units	6,000,000		6,000,000
Issuance of Public Rights, net of issuance cost	5,058,574		5,058,574
Gain on expiration of over-allotment option liability	272,989		272,989
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	(3,318,154)			(3,318,154)
Accretion of carrying value to redemption value	(17,976,981)		(17,976,981)
Accretion of additional paid-in capital to accumulated deficit	0		6,620,418	(6,620,418)
Net income	2,568,594			2,568,594
Balance (in Shares) at Dec. 31, 2025		0			600,000	6,666,667	[1],[2]
Balance at Dec. 31, 2025	$ (7,635,637)	$ 0	$ 0	$ (7,635,637)	$ 0	$ 0

[1]	All share data has been retroactively presented. On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. On May 19, 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter); subsequently, 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (See Note 5).
[2]	All share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5)